Note 19 - Fair Value of Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Fair Value, by Balance Sheet Grouping [Table Text Block]
	Carrying	Estimated	Level
2016	Amount	Fair Value	1	2	3
	(in Thousands)
Assets
Cash and Short-Term Investments	$75,167	$75,167	$75,167	$-	$-
Investment Securities Available for Sale	323,658	323,658	-	323,082	576
Federal Home Loan Bank Stock	3,010	3,010	3,010	-	-
Loans, Net	744,999	745,240	-	738,288	6,952
Bank-Owned Life Insurance	15,419	15,419	15,419	-	-

Liabilities
Deposits	1,044,357	1,045,726	677,129	368,597	-
Subordinated Debentures	24,229	24,229	-	24,229	-
Other Borrowed Money	46,000	46,232	-	46,232	-

2015

Assets
Cash and Short-Term Investments	$60,872	$60,872	$60,872	$-	$-
Investment Securities Available for Sale	296,149	296,149	-	295,219	930
Federal Home Loan Bank Stock	2,731	2,731	2,731	-	-
Loans, Net	749,675	750,412	-	741,867	8,545
Bank-Owned Life Insurance	14,830	14,830	14,830	-	-

Liabilities
Deposits	1,011,554	1,013,111	611,822	401,289	-
Subordinated Debentures	24,229	24,229	-	24,229	-
Other Borrowed Money	40,000	40,421	-	40,421	-

Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
		Fair Value Measurements at Reporting Date Using
201 6	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Recurring
Securities Available for Sale
U.S. Government Agencies
Mortgage-Backed	$319,097,374	$-	$319,097,374	$-
State, County and Municipal	4,560,496	-	3,984,112	576,384

	$323,657,870	$-	$323,081,486	$576,384
Nonrecurring
Impaired Loans	$6,952,343	$-	$-	$6,952,343

Other Real Estate	$2,505,188	$-	$-	$2,505,188

2015

Recurring
Securities Available for Sale
U.S. Government Agencies
Mortgage-Backed	$291,049,853	$-	$291,049,853	$-
State, County and Municipal	5,099,446	-	4,169,135	930,311

	$296,149,299	$-	$295,218,988	$930,311
Nonrecurring
Impaired Loans	$8,544,993	$-	$-	$8,544,993

Other Real Estate	$2,535,884	$-	$-	$2,535,884

Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
	December 31, 201 6	Valuation Techniques	Unobservable Inputs	Range Weighted Avg

Real Estate
Commercial Construction	$51,161	Sales Comparison	Adjustment for Differences	(5.00)%	-	99.00%
			Between the Comparable Sales		47.00%

			Management Adjustments for Age	0.00%	-	10.00%
			of Appraisals and/or Current Market Conditions		5.00%

Residential Real Estate	1,105,312	Sales Comparison	Adjustment for Differences	(22.00)%	-	0.00%
			Between the Comparable Sales		(11.00)%

			Management Adjustments for Age	0.00%	-	40.00%
			of Appraisals and/or Current Market Conditions		20.00%

Commercial Real Estate	5,445,192	Sales Comparison	Adjustment for Differences	(14.08)%	-	24.62%
			Between the Comparable Sales		5.27%

			Management Adjustments for Age	0.00%	-	100.00%
			of Appraisals and/or Current Market Conditions		50.00%

		Income Approach	Capitalization Rate		10.67%

Farmland	350,678	Sales Comparison	Adjustment for Differences	(27.00)%	-	15.00%
			Between the Comparable Sales		(6.00)%

			Management Adjustments for Age	10.00%	-	75.00%
			of Appraisals and/or Current Market Conditions		42.50%

Other Real Estate Owned	2,505,188	Sales Comparison	Adjustment for Differences	(50.80)%	-	316.00%
			Between the Comparable Sales		132.60%

			Management Adjustments for Age	6.25%	-	76.92%
			of Appraisals and/or Current Market Conditions		36.31%

		Income Approach	Discount Rate		12.50%
	December 31, 201 5	Valuation Techniques	Unobservable Inputs	Range Weighted Avg

Commercial	$28,390	Sales Comparison	Adjustment for Differences	(31.77)%	-	34.00%
			Between the Comparable Sales		1.12%

			Management Adjustments for Age	0.00%	-	10.00%
			of Appraisals and/or Current Market Conditions		5.00%

		Income Approach	Capitalization Rate		11.00%

Real Estate Commercial Construction	51,300	Sales Comparison	Adjustment for Differences	(5.00)%	-	99.00%
			Between the Comparable Sales		47.00%

			Management Adjustments for Age	0.00%	-	10.00%
			of Appraisals and/or Current Market Conditions		5.00%

Residential Real Estate	767,179	Sales Comparison	Adjustment for Differences	(22.00)%	-	10.80%
			Between the Comparable Sales		(5.60%)

			Management Adjustments for Age	0.00%	-	25.00%
			of Appraisals and/or Current Market Conditions		12.50%

Commercial Real Estate	7,347,541	Sales Comparison	Adjustment for Differences	(31.77)%	-	34.00%
			Between the Comparable Sales		1.12%

			Management Adjustments for	0.00%	-	10.00%
			Age of Appraisals and/or Current Market Conditions		5.00%

		Income Approach	Capitalization Rate		10.25%

Farmland	350,583	Sales Comparison	Adjustment for Differences	(27.00)%	-	15.00%
			Between the Comparable Sales		(6.00%)

			Management Adjustments for	10.00%	-	75.00%
			Age of Appraisals and/or Current Market Conditions		42.50%

Other Real Estate Owned	2,535,884	Sales Comparison	Adjustment for Differences	(50.80)%	-	142.90%
			Between the Comparable Sales		46.05%

			Management Adjustments for	15.53%	-	72.75%
			Age of Appraisals and/or Current Market Conditions		43.37%

		Income Approach	Discount Rate		12.50%

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	Available for Sale Securities
	201 6	2015	2014

Balance, Beginning	$930,311	$948,390	$941,265

Transfers into Level 3		-	-
Transfers out of Level 3		-	-
Securities Purchased During the Year		-	-
Securities Matured During the Year	(330,000)	-	-
Loss on OTTI Impairment Included in Noninterest Income		-	-
Unrealized Gains(Losses) Included in Other Comprehensive Income	(23,927)	(18,079)	7,125

Balance, Ending	$576,384	$930,311	$948,390

Fair Value, Inputs, Level 3 [Member]
Notes Tables
Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
December 31, 2016	Fair Value	Valuation Techniques	Unobservable Inputs	Range (Weighted Avg)

State, County and Municipal	$576,384	Discounted Cash Flow	Discount Rate or Yield	N/A*

December 31, 2015

State, County and Municipal	$930,311	Discounted Cash Flow	Discount Rate or Yield	N/A*